Income Tax - Schedule of Company’s Theoretical Income Tax Expense at the Israeli Statutory Rate (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Company’s Theoretical Income Tax Expense at the Israeli Statutory Rate [Abstract]
Theoretical income tax benefit		$ (1,960)	$ (3,576)	$ (3,343)
Foreign tax rate differentials	[1]		(2)	(16)
Reduced tax rate for preferred enterprises
Non-deductible expenses		46	195	613
Change in valuation allowance		1,709	3,417	1,507
Foreign exchange impact		205	(34)	1,239
Total

[1]	The Company’s Belgian subsidiaries’ corporate tax rate was limited to 25% in respect of Belgian operations.